[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

January 30, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Van Kampen Focus Portfolios, Taxable Income Series 48 File No. 333-109457 CIK #0001172293

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 24, 2023.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.